Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	$ (163,360)	$ 25,253	$ (316,186)
Current period other comprehensive income (loss) before reclassifications	(125,323)	(158,943)	304,226
Amounts reclassified	(8,520)	(29,670)	37,213
Accumulated other comprehensive income (loss) at end of period	(297,203)	(163,360)	25,253
Change Related to Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	(158,096)
Current period other comprehensive income (loss) before reclassifications	(123,015)
Amounts reclassified	(8,898)
Accumulated other comprehensive income (loss) at end of period	(290,009)	(158,096)
Change Related to Cash Flow Hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	(158,096)	33,214	(308,265)
Current period other comprehensive income (loss) before reclassifications		(161,214)	304,684
Amounts reclassified		(30,096)	36,795
Accumulated other comprehensive income (loss) at end of period		(158,096)	33,214
Change Related to Shipboard Retirement Plan
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Accumulated other comprehensive income (loss) at beginning of period	(5,264)	(7,961)	(7,921)
Current period other comprehensive income (loss) before reclassifications	(2,308)	2,271	(458)
Amounts reclassified	378	426	418
Accumulated other comprehensive income (loss) at end of period	$ (7,194)	$ (5,264)	$ (7,961)